Marketable Securities - Summary of Marketable Securities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Cash and Cash Equivalents [Line Items]
Amortized Cost	$ 280,187
Unrealized Gain on Marketable Securities	52
Unrealized Loss on Marketable Securities	(324)
Fair Value	279,915
US Treasury Securities [Member]
Cash and Cash Equivalents [Line Items]
Amortized Cost	107,973	$ 49,202
Unrealized Gain on Marketable Securities	13	0
Unrealized Loss on Marketable Securities	(115)	(8)
Fair Value	107,871	$ 49,194
Federal agency securities
Cash and Cash Equivalents [Line Items]
Amortized Cost	172,214
Unrealized Gain on Marketable Securities	39
Unrealized Loss on Marketable Securities	(209)
Fair Value	$ 172,044